UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787
                                   ---------

                        FRANKLIN NEW YORK TAX-FREE TRUST
                        --------------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 3/31/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    MARCH 31, 2006
--------------------------------------------------------------------------------

                                                    Franklin New York
                                                    Insured Tax-Free
                                                    Income Fund
                                                    Franklin New York
                                                    Intermediate-Term
                                                    Tax-Free Income Fund
                                                    Franklin New York
                                                    Limited-Term
                                                    Tax-Free Income Fund
                                                    Franklin New York
                                                    Tax-Exempt Money Fund

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER             TAX-FREE INCOME
--------------------------------------------------------------------------------

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                      FRANKLIN
               NEW YORK TAX-FREE TRUST              Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series

                               FRANKLIN TEMPLETON INVESTMENTS

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:

Understanding Interest Rates ..............................................    4

SEMIANNUAL REPORT

State Update and Municipal Bond Market Overview ...........................    7

Franklin New York Insured Tax-Free Income Fund ............................   10

Franklin New York Intermediate-Term Tax-Free Income Fund ..................   17

Franklin New York Limited-Term Tax-Free Income Fund .......................   24

Franklin New York Tax-Exempt Money Fund ...................................   30

Financial Highlights and Statements of Investments ........................   34

Financial Statements ......................................................   54

Notes to Financial Statements .............................................   58

Shareholder Information ...................................................   67

--------------------------------------------------------------------------------


SEMIANNUAL REPORT

STATE UPDATE AND MUNICIPAL BOND MARKET OVERVIEW

New York's economy appeared headed toward full recovery, led by New York City, Long Island and the Hudson Valley area economies, with growth supplemented by rebounding healthy profits and bonuses in the finance and insurance industries. The securities markets and real estate in the City and downstate area also contributed to the state's economic growth. Recent gains were not consistent across the state, however, and many upstate urban centers remained strained. Additionally, manufacturing continued to lag. Although New York's employment growth typically trails the nation's, as of March 2006, the state's unemployment rate matched the 4.7% U.S. rate. 1

The 2005-2006 fiscal year budget, adopted on time despite a history of difficult budget passage, indicated improvement for the state's overall budget process. The budget reflected a small surplus and reduced gaps for the coming year. Despite efforts to achieve stability, however, recent reforms will not likely eliminate the ongoing severe expense pressure faced by the state annually. Furthermore, per-capita debt levels, although within range of other northeast states, continued to be problematic.

Independent credit rating agency Standard & Poor's rated New York's debt AA with a stable outlook.2 The rating and outlook reflected the state's deep and diversified economic base, conservative budget management, and improved debt and capital planning management and policies.

For the six months ended March 31, 2006, the municipal bond market performed comparatively well as the fixed income markets continued to face a tightening Federal Reserve Board (Fed) policy, volatile oil prices, increased inflation expectations, concerns about the dollar, mixed economic releases and the aftermath of Hurricanes Katrina and Rita. In the recent interest rate environment, municipal bonds, which have domestic tax advantages, outperformed U.S. Treasury bonds. The Lehman Brothers Municipal Bond Index

1. Source: Bureau of Labor Statistics.

2. This does not indicate Standard & Poor's rating of the Funds.

                                                           Semiannual Report | 7
returned +0.98% for the period, while the Lehman Brothers U.S. Treasury Index returned -0.51%. 3

During the reporting period, longer-term yields generally rose less than shorter-term yields as the Fed followed its tightening policy and raised the federal funds target rate from 3.75% to 4.75%. Demand persisted from foreign and domestic buyers who continued to buy intermediate- and longer-term Treasury bonds as they sought relatively higher yield and expected inflation to remain fairly contained. Throughout much of the reporting period, the yield curve (the spread between yields of short-term and long-term bonds) flattened. Toward the end of December, shorter- and intermediate-term interest rates began to converge and eventually the Treasury yield curve inverted, meaning short-term rates grew higher than those on longer-maturity bonds. Over the six-month reporting period, 2-year Treasury yields increased 64 basis points (100 basis points equal one percentage point), while 10-year and 30-year Treasury yields rose 52 and 32 basis points. On March 31, 2006, the 2-year Treasury note yielded 4.82%, the 10-year Treasury note yielded 4.86% and the 30-year Treasury bond yielded 4.89%. The municipal yield curve also flattened over the reporting period but remained steeper than the Treasury curve. According to Municipal Market Data, the 2-year municipal bond yield rose 66 basis points, the 10-year increased 49 basis points and 30-year municipal yields increased 26 basis points during the period.4 Consequently, long-maturity municipal bonds continued to perform comparatively well.

Motivated by a relatively low interest rate environment, along with expectations that rates might continue to rise, municipal bond issuers actively refunded higher yielding outstanding debt and accessed the debt market to finance capital needs. As a result, the municipal bond market had record issuance with more than $408 billion in new deals nationally for 2005.5 Refunding deals represented more than $130 billion.5 Just as homebuyers seek to lower their mortgage rates,

3. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.

4. Source: Thomson Financial.

5. Source: THE BOND BUYER.


8 | Semiannual Report
municipalities tend to borrow more when interest rates are low. So far in 2006, supply has been lighter than in the first three months of 2005. Demand for municipal bonds remained strong over the reporting period as investors found municipal bonds' taxable equivalent yields attractive. Healthy demand came from a wide range of traditional buyers such as mutual funds, individuals, and property and casualty companies, and also from nontraditional crossover participants. Crossover buyers typically invest in taxable securities; however, they will enter the municipal bond market when municipal valuations are attractive, as they were during the reporting period. This broad base of buyers and tight bond supply supported the municipal bond market.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF MARCH 31, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                                                           Semiannual Report | 9

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1 The Fund invests at least 80% of its net assets in insured municipal securities. 2

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin New York Insured Tax-Free Income Fund covers the period ended March 31, 2006.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $11.62 on September 30, 2005, to $11.49 on March 31, 2006. The Fund's Class A shares paid dividends totaling 24.18 cents per share for the same period. 3 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.03%, based on an annualization of the current 4.03 cent per share dividend and the maximum offering price of $12.00 on March 31, 2006. An investor in the 2006 maximum combined effective federal and New York state and City personal income tax bracket of 41.53% would need to earn a distribution rate of 6.89% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

3. Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 36.


10 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2

Franklin New York Insured Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                DIVIDEND PER SHARE
                                  ----------------------------------------------
MONTH                                  CLASS A                        CLASS C
--------------------------------------------------------------------------------
October                              4.03 cents                     3.51 cents
--------------------------------------------------------------------------------
November                             4.03 cents                     3.51 cents
--------------------------------------------------------------------------------
December                             4.03 cents                     3.49 cents
--------------------------------------------------------------------------------
January                              4.03 cents                     3.49 cents
--------------------------------------------------------------------------------
February                             4.03 cents                     3.49 cents
--------------------------------------------------------------------------------
March                                4.03 cents                     3.48 cents
--------------------------------------------------------------------------------
TOTAL                               24.18 CENTS                    20.97 CENTS
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

The combination of higher short-term interest rates and lower long-term interest rates resulted in a flatter yield curve, which benefited the Fund. Consistent with our strategy, we sought to remain fully invested in bonds that maintain an average weighted maturity of 15 to 30 years with good call features. The combination of our value oriented philosophy of investing primarily for income and a relatively steep municipal yield curve compared to Treasuries favored the use of longer-term bonds. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide shareholders with high, current, tax-free income.

PORTFOLIO BREAKDOWN
Franklin New York Insured
Tax-Free Income Fund
3/31/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                23.2%
--------------------------------------------------------------------------------
Higher Education                                                           15.8%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     12.7%
--------------------------------------------------------------------------------
Other Revenue                                                              10.3%
--------------------------------------------------------------------------------
Utilities                                                                  10.0%
--------------------------------------------------------------------------------
General Obligation                                                          8.1%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        7.3%
--------------------------------------------------------------------------------
Tax-Supported                                                               5.9%
--------------------------------------------------------------------------------
Transportation                                                              5.9%
--------------------------------------------------------------------------------
Housing                                                                     0.8%
--------------------------------------------------------------------------------

*     Does not include short-term investments and other net assets.

                                                          Semiannual Report | 11

Thank you for your participation in Franklin New York Insured Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Semiannual Report

PERFORMANCE SUMMARY AS OF 3/31/06

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------
CLASS A (SYMBOL: FRNYX)                                CHANGE     3/31/06     9/30/05
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.13      $11.49      $11.62
--------------------------------------------------------------------------------------
DISTRIBUTIONS (OCTOBER 2005-MARCH 2006)
--------------------------------------------------------------------------------------
Dividend Income                             $0.2418
--------------------------------------------------------------------------------------
CLASS C (SYMBOL: FNYKX)                                CHANGE     3/31/06     9/30/05
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.12      $11.66      $11.78
--------------------------------------------------------------------------------------
DISTRIBUTIONS (OCTOBER 2005-MARCH 2006)
--------------------------------------------------------------------------------------
Dividend Income                             $0.2097
--------------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH                     1-YEAR         5-YEAR      10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +0.96%                      +3.32%        +26.70%      +67.56%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -3.37%                      -1.03%         +3.95%       +4.84%
-------------------------------------------------------------------------------------------------------------
   Distribution Rate 3                                   4.03%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4                6.89%
-------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                           3.29%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                            5.63%
-------------------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH                     1-YEAR         5-YEAR      10-YEAR
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +0.76%                      +2.80%        +23.31%      +57.55%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 -0.23%                      +1.81%         +4.28%       +4.65%
-------------------------------------------------------------------------------------------------------------
   Distribution Rate 3                                   3.58%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4                6.12%
-------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                           2.88%
-------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                            4.93%
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 13

PRICE AND DISTRIBUTION INFORMATION

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 3/31/06.

4. Taxable equivalent distribution rate and yield assume the published rates as of 12/29/05 for the maximum combined effective federal and New York state and City personal income tax rate of 41.53%, based on the federal income tax rate of 35.00%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/06.


14 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 15

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                               VALUE 10/1/05         VALUE 3/31/06        PERIOD* 10/1/05-3/31/06
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,009.60                   $3.51
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.44                   $3.53
--------------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,007.60                   $6.26
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,018.70                   $6.29
--------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 0.70% and C: 1.25%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


16 | Semiannual Report

FRANKLIN NEW YORK INTERMEDIATE-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes and by maintaining a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of 3 to 10 years. 1

--------------------------------------------------------------------------------
CREDIT QUALITY BREAKDOWN*
Franklin New York Intermediate-Term Tax-Free Income Fund
3/31/06

-------------------------------------------------------------------------------
                                                               % OF TOTAL
RATINGS                                                 LONG-TERM INVESTMENTS**
AAA                                                               64.9%
-------------------------------------------------------------------------------
AA                                                                 9.6%
-------------------------------------------------------------------------------
A                                                                  4.5%
-------------------------------------------------------------------------------
BBB                                                                3.5%
-------------------------------------------------------------------------------
Below Investment Grade                                             0.1%
-------------------------------------------------------------------------------
Not Rated by S&P                                                  17.4%
-------------------------------------------------------------------------------

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                  MOODY'S        FITCH           INTERNAL
AAA or Aaa                 13.1%           --                 --
AA or Aa                    1.6%           --                 --
A                           1.0%           --                 --
BBB or Baa                  0.6%         0.7%               0.4%
----------------------------------------------------------------
Total                      16.3%         0.7%               0.4%

--------------------------------------------------------------------------------

This semiannual report for Franklin New York Intermediate-Term Tax-Free Income Fund covers the period ended March 31, 2006.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 42.


                                                          Semiannual Report | 17

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $10.96 on September 30, 2005, to $10.81 on March 31, 2006. The Fund's Class A shares paid dividends totaling 18.73 cents per share for the same period.2 The Performance Summary beginning on page 20 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.45%, based on an annualization of the current 3.18 cent per share dividend and the maximum offering price of $11.06 on March 31, 2006. An investor in the 2006 maximum combined effective federal and New York state and City personal income tax bracket of 41.53% would need to earn a distribution rate of 5.90% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

PORTFOLIO BREAKDOWN
Franklin New York Intermediate-Term
Tax-Free Income Fund
3/31/06

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
General Obligation                                                        31.9%
--------------------------------------------------------------------------------
Utilities                                                                 11.3%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                      10.8%
--------------------------------------------------------------------------------
Higher Education                                                           8.5%
--------------------------------------------------------------------------------
Prerefunded                                                                8.5%
--------------------------------------------------------------------------------
Other Revenue                                                              7.3%
--------------------------------------------------------------------------------
Transportation                                                             6.8%
--------------------------------------------------------------------------------
Tax-Supported                                                              6.7%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     4.9%
--------------------------------------------------------------------------------
Corporate-Backed                                                           2.9%
--------------------------------------------------------------------------------
Housing                                                                    0.4%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, the Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

2. Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


18 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2
Franklin New York Intermediate-Term Tax-Free Income Fund

--------------------------------------------------------------------------------
                                                      DIVIDEND PER SHARE
                                            ------------------------------------
MONTH                                            CLASS A               CLASS C
--------------------------------------------------------------------------------
October                                         3.11 cents            2.63 cents
--------------------------------------------------------------------------------
November                                        3.11 cents            2.63 cents
--------------------------------------------------------------------------------
December                                        3.11 cents            2.60 cents
--------------------------------------------------------------------------------
January                                         3.11 cents            2.60 cents
--------------------------------------------------------------------------------
February                                        3.11 cents            2.60 cents
--------------------------------------------------------------------------------
March                                           3.18 cents            2.65 cents
--------------------------------------------------------------------------------
TOTAL                                          18.73 CENTS           15.71 CENTS
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

Consistent with our strategy, we typically look to remain fully invested in a portfolio of bonds that maintain an average weighted maturity of 3 to 10 years. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide shareholders with high, current, tax-free income.

Thank you for your participation in Franklin New York Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 19

PERFORMANCE SUMMARY AS OF 3/31/06

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKNIX)                                   CHANGE    3/31/06    9/30/05
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.15    $ 10.81     $10.96
---------------------------------------------------------------------------------------
DISTRIBUTIONS (OCTOBER 2005-MARCH 2006)
---------------------------------------------------------------------------------------
Dividend Income                              $0.1873
---------------------------------------------------------------------------------------
CLASS C (SYMBOL: FKNCX)                                   CHANGE    3/31/06    9/30/05
---------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     -$0.15    $ 10.82     $10.97
---------------------------------------------------------------------------------------
DISTRIBUTIONS (OCTOBER 2005-MARCH 2006)
---------------------------------------------------------------------------------------
Dividend Income                              $0.1571
---------------------------------------------------------------------------------------

PERFORMANCE 1

CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
CLASS A                                 6-MONTH                1-YEAR     5-YEAR             10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +0.33%                +2.44%    +22.69%              +66.38%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3            -1.91%                +0.14%     +3.69%               +4.99%
------------------------------------------------------------------------------------------------------
   Distribution Rate 4                            3.45%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5         5.90%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                    3.06%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                     5.23%
------------------------------------------------------------------------------------------------------
CLASS C                                                       6-MONTH     1-YEAR   INCEPTION (7/1/03)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                      +0.05%     +1.88%               +4.04%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                                  -0.94%     +0.89%               +1.45%
------------------------------------------------------------------------------------------------------
   Distribution Rate 4                            2.94%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5         5.03%
------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                    2.58%
------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                     4.41%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


20 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT MAY INVEST A GREATER PORTION OF ITS ASSETS IN ONE ISSUER THAN A DIVERSIFIED FUND. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 3/31/06.

5. Taxable equivalent distribution rate and yield assume the published rates as of 12/29/05 for the maximum combined effective federal and New York state and City personal income tax rate of 41.53%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/06.


                                                          Semiannual Report | 21

YOUR FUND'S EXPENSES

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


22 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT       ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                               VALUE 10/1/05          VALUE 3/31/06        PERIOD* 10/1/05-3/31/06
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,003.30                   $3.75
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,021.19                   $3.78
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                $1,000.50                   $6.43
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                $1,018.50                   $6.49
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 0.75% and C: 1.29%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                          Semiannual Report | 23

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes and by maintaining a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of five years or less. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*
Franklin New York Limited-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 3/31/06**

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ......................................      51.4%
AA .......................................      13.6%
A ........................................       9.0%
Not Rated by S&P .........................      26.0%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.


RATINGS                                    MOODY'S
AAA or Aaa                                   26.0%

--------------------------------------------------------------------------------

This semiannual report for Franklin New York Limited-Term Tax-Free Income Fund covers the period ended March 31, 2006.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, declined from $9.92 on September 30, 2005, to $9.86 on March 31, 2006. The Fund's Class A

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 48.


24 | Semiannual Report
shares paid dividends totaling 10.55 cents per share for the same period.2 The Performance Summary beginning on page 26 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 2.32%. An investor in the 2006 maximum combined effective federal and New York state and City personal income tax bracket of 41.53% would need to earn a distribution rate of 3.97% from a taxable investment to match the Fund's Class A tax-free distribution rate.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Consistent with our investment strategy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated in the one- to five-year range in an effort to take advantage of rising yields. As a result of our strategy, the Fund was positioned to capture changes in short-term interest rates, preserve capital and produce tax-free income.

Thank you for your participation in Franklin New York Limited-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

2. Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

DIVIDEND DISTRIBUTIONS 2
Franklin New York Limited-Term
Tax-Free Income Fund - Class A

--------------------------------------------------------------------------------
MONTH                                                        DIVIDEND PER SHARE
--------------------------------------------------------------------------------
October                                                              1.60 cents
--------------------------------------------------------------------------------
November                                                             1.75 cents
--------------------------------------------------------------------------------
December                                                             1.75 cents
--------------------------------------------------------------------------------
January                                                              1.75 cents
--------------------------------------------------------------------------------
February                                                             1.75 cents
--------------------------------------------------------------------------------
March                                                                1.95 cents
--------------------------------------------------------------------------------
TOTAL                                                               10.55 CENTS
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin New York Limited-Term
Tax-Free Income Fund 3/31/06

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
General Obligation                                                        39.3%
--------------------------------------------------------------------------------
Hospital & Health Care                                                    16.7%
--------------------------------------------------------------------------------
Utilities                                                                 13.5%
--------------------------------------------------------------------------------
Higher Education                                                          13.2%
--------------------------------------------------------------------------------
Transportation                                                             6.1%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       5.0%
--------------------------------------------------------------------------------
Other Revenue                                                              4.6%
--------------------------------------------------------------------------------
Tax-Supported                                                              1.6%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

                                                          Semiannual Report | 25

PERFORMANCE SUMMARY AS OF 3/31/06

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FNYLX)                             CHANGE    3/31/06   9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               -$0.06      $9.86     $9.92
--------------------------------------------------------------------------------
DISTRIBUTIONS (OCTOBER 2005-MARCH 2006)
--------------------------------------------------------------------------------
Dividend Income                            $0.1055
--------------------------------------------------------------------------------

PERFORMANCE 1

CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES THE SALES CHARGE. AVERAGE ANNUAL TOTAL RETURN INCLUDES THE MAXIMUM SALES CHARGE.

-------------------------------------------------------------------------------------------------------
CLASS A                                        6-MONTH                 1-YEAR       INCEPTION (9/2/03)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                       +0.46%                 +1.72%                   +2.82%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                   -1.81%                 -0.60%                   +0.20%
-------------------------------------------------------------------------------------------------------
   Distribution Rate 4                                      2.32%
-------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5                   3.97%
-------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                              2.61%
-------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                               4.46%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


26 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 2/1/06, these shares were offered without an initial sales charge; thus actual total returns would have differed.

1. The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 1.97%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge. Six-month return has not been annualized.

4. Distribution rate is based on an annualization of the 1.95 cent per share current monthly dividend and the maximum offering price of $10.09 on 3/31/06.

5. Taxable equivalent distribution rate and yield assume the published rates as of 12/29/05 for the maximum combined effective federal and New York state and City personal income tax rate of 41.53%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/06.


                                                          Semiannual Report | 27

YOUR FUND'S EXPENSES

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


28 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT       ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                      VALUE 10/1/05          VALUE 3/31/06        PERIOD* 10/1/05-3/31/06
----------------------------------------------------------------------------------------------------------------
Actual                                          $1,000                $1,004.60                   $2.50
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000                $1,022.44                   $2.52
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                          Semiannual Report | 29

FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management, preservation of capital and liquidity by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund tries to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin New York Tax-Exempt Money Fund's semiannual report for the period ended March 31, 2006.

PERFORMANCE OVERVIEW

With rising short-term rates, money market portfolio yields climbed during the period. Largely as a result, Franklin New York Tax-Exempt Money Fund's seven-day effective yield increased from 2.03% on September 30, 2005, to 2.44% on March 31, 2006.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term municipal securities whose interest is free from federal income tax and New York state and City personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that a portion of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 51.

30 | Semiannual Report

MANAGER'S DISCUSSION

Short-term municipal bond yields increased during the reporting period, reflecting the Federal Reserve Board's consecutive increases in the federal funds target rate. The Bond Market Association Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin New York Tax-Exempt Money Fund, averaged a rate of 2.99% for the period under review. 2

During the reporting period, the Fund participated in several issues including Long Island Power Authority commercial paper program, New York State mandatory puts, and Puerto Rico Tax and Revenue Anticipation Notes.

Thank you for your participation in Franklin New York Tax-Exempt Money Fund. We look forward to serving your future investment needs.

2. Source: Thomson Financial. The Bond Market Association Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin New York Tax-Exempt Money Fund
3/31/06

----------------------------------------------------------------------
                                                            % OF TOTAL
                                                           INVESTMENTS
----------------------------------------------------------------------
Variable Rate Notes                                              74.1%
----------------------------------------------------------------------
Notes and Bonds                                                  16.4%
----------------------------------------------------------------------
Tax-Exempt Commercial Paper                                       4.9%
----------------------------------------------------------------------
Put or Option Tender Bonds                                        4.6%
----------------------------------------------------------------------

PERFORMANCE SUMMARY 1
Franklin New York Tax-Exempt Money Fund
3/31/06

----------------------------------------------------------------------
Seven-day effective yield 2                                      2.44%
----------------------------------------------------------------------
Seven-day annualized yield                                       2.41%
----------------------------------------------------------------------
Taxable equivalent yield 3                                       4.15%
----------------------------------------------------------------------

1. The Fund's manager has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Fund's annualized and effective yields for the period would have been 2.26% and 2.29%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

2. The seven-day effective yield assumes the compounding of daily dividends.

3. Taxable equivalent yield assumes the published rates as of 12/29/05 for the maximum combined effective federal and New York state and City personal income tax rate of 41.53%, based on the federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 3/31/06. The Fund's average weighted maturity was 31 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                                                          Semiannual Report | 31

YOUR FUND'S EXPENSES

FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


32 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT       ENDING ACCOUNT         EXPENSES PAID DURING
                                              VALUE 10/1/05          VALUE 3/31/06        PERIOD* 10/1/05-3/31/06
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                $1,011.40                   $3.21
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000                $1,021.74                   $3.23
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.64%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                          Semiannual Report | 33

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   MARCH 31,             YEAR ENDED
                                                     2006               SEPTEMBER 30,               YEAR ENDED DECEMBER 31,
CLASS A                                           (UNAUDITED)        2005          2004 e        2003        2002         2001
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $  11.62       $  11.64       $  11.71     $  11.69    $  11.22     $  11.34
                                                    -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ......................         0.24           0.50           0.39         0.52        0.53         0.55

 Net realized and unrealized gains (losses) ...        (0.13)         (0.01)         (0.07)        0.02        0.47        (0.11)
                                                    -----------------------------------------------------------------------------
Total from investment operations ..............         0.11           0.49           0.32         0.54        1.00         0.44
                                                    -----------------------------------------------------------------------------
Less distributions from net investment income .        (0.24)         (0.51)         (0.39)       (0.52)      (0.53)       (0.56)
                                                    -----------------------------------------------------------------------------
Redemption fees ...............................           -- c           -- c           --           --          --           --
                                                    -----------------------------------------------------------------------------
Net asset value, end of period ................     $  11.49       $  11.62       $  11.64     $  11.71    $  11.69     $  11.22
                                                    =============================================================================

Total return b ................................         0.96%          4.23%          2.77%        4.69%       9.17%        4.00%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $316,229       $304,673       $292,813     $296,917    $291,965     $269,449

Ratios to average net assets:

 Expenses .....................................         0.70% d        0.70%          0.71% d      0.71%       0.71%        0.73%

 Net investment income ........................         4.19% d        4.25%          4.44% d      4.44%       4.66%        4.83%

Portfolio turnover rate .......................        11.18%         13.65%          7.96%        7.96%       9.52%        7.78%

a     Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c     Amount is less than $0.01 per share.

d     Annualized.

e     For the period January 1, 2004 to September 30, 2004.


34 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   MARCH 31,             YEAR ENDED
                                                     2006               SEPTEMBER 30,               YEAR ENDED DECEMBER 31,
CLASS C                                           (UNAUDITED)        2005          2004 e        2003        2002         2001
                                                  ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $  11.78       $  11.81       $  11.87    $  11.84    $  11.35     $  11.46
                                                    ----------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ......................         0.21           0.44           0.34        0.46        0.47         0.49

 Net realized and unrealized gains (losses) ...        (0.12)         (0.03)         (0.06)       0.02        0.49        (0.10)
                                                    ----------------------------------------------------------------------------
Total from investment operations ..............         0.09           0.41           0.28        0.48        0.96         0.39
                                                    ----------------------------------------------------------------------------
Less distributions from net investment income .        (0.21)         (0.44)         (0.34)      (0.45)      (0.47)       (0.50)
                                                    ----------------------------------------------------------------------------
Redemption fees ...............................           -- c           -- c           --          --          --           --
                                                    ----------------------------------------------------------------------------
Net asset value, end of period ................     $  11.66       $  11.78       $  11.81    $  11.87    $  11.84     $  11.35
                                                    ============================================================================

Total return b ................................         0.76%          3.52%          2.40%       4.12%       8.65%        3.47%

Ratios/supplemental data

Net assets, end of period (000's) .............     $ 42,470       $ 40,110       $ 37,606    $ 39,803    $ 29,207     $ 18,947

Ratios to average net assets:

 Expenses .....................................         1.25% d        1.25%          1.26% d     1.27%       1.25%        1.28%

 Net investment income ........................         3.64% d        3.70%          3.89% d     3.88%       4.12%        4.27%

Portfolio turnover rate .......................        11.18%         13.65%          7.96%       7.96%       9.52%        7.78%

a     Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c     Amount is less than $0.01 per share.

d     Annualized.

e     For the period January 1, 2004 to September 30, 2004.

                     Semiannual Report | See notes to financial statements. | 35

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.9%
BONDS 98.9%
NEW YORK 98.9%
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
 Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 .................................   $2,785,000   $2,883,171
Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East Inc.
 Project, Series A, AMBAC Insured, 6.00%, 8/01/24 ...........................................    4,020,000    4,328,816
Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 .......................................      200,000      219,236
Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, Pre-Refunded,
 6.00%,
  7/01/26 ...................................................................................    1,185,000    1,281,696
  7/01/29 ...................................................................................    3,000,000    3,244,800
Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ...............      900,000      978,039
Eastport South Manor Central School District GO, FGIC Insured, 5.00%, 6/15/20 ...............    1,000,000    1,051,710
Erie County GO, Sewer District, Series B, MBIA Insured, 5.00%, 12/01/35 .....................    2,000,000    2,069,580
Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 ................    2,300,000    2,421,325
Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured,
 5.80%, 7/01/15 .............................................................................    1,340,000    1,373,647
Irvington Union Free School District GO, Refunding, FSA Insured, 5.00%, 4/01/32 .............    5,330,000    5,537,230
Long Island Power Authority Electric System Revenue, General,
  Refunding, Series A, FSA Insured, 5.125%, 12/01/22 ........................................    5,000,000    5,179,600
  Refunding, Series A, XLCA Insured, 5.00%, 12/01/26 ........................................    7,310,000    7,641,289
  Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 .....................................    1,540,000    1,621,605
Madison County IDA Civic Facility Revenue,
  College University Project, Series A, MBIA Insured, 5.00%, 7/01/39 ........................    3,750,000    3,869,813
  Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37 ..............    1,000,000    1,028,010
Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 ..........    1,650,000    1,708,410
Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
  5.25%, 10/01/21 ...........................................................................    1,520,000    1,618,070
  5.00%, 10/01/31 ...........................................................................    3,100,000    3,211,073
Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 ............    1,055,000    1,197,066
MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ........    3,000,000    3,188,430
MTA Dedicated Tax Fund Revenue,
  Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ........................................    8,000,000    8,281,680
  Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ......................................    2,500,000    2,719,150
  Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 .....................................    2,000,000    2,128,500
MTA Revenue,
  Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ........................................    4,000,000    4,261,480
  Series A, AMBAC Insured, 5.00%, 11/15/33 ..................................................    8,000,000    8,328,000
MTA Service Contract Revenue,
  Refunding, AMBAC Insured, 5.00%, 7/01/30 ..................................................    7,000,000    7,226,520
  Series B, MBIA Insured, 5.00%, 1/01/31 ....................................................    3,000,000    3,095,430
Nassau County GO, Public Improvement, Series E, FSA Insured, ETM, 6.00%, 3/01/20 ............    1,510,000    1,639,738
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
 Pre-Refunded, 5.75%, 8/01/29 ...............................................................    2,655,000    2,874,887
New York City GO,
  Series A, MBIA Insured, 6.00%, 5/15/30 ....................................................       15,000       16,337
  Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 ......................................    1,985,000    2,180,999
  Series I, MBIA Insured, 5.00%, 4/15/29 ....................................................    2,930,000    3,012,538
  Series I, MBIA Insured, Pre-Refunded, 5.00%, 4/15/29 ......................................       70,000       73,456


36 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
 5.125%, 2/15/23 ............................................................................   $ 3,890,000   $ 4,072,986
New York City IDA Civic Facility Revenue,
  American National Red Cross Project, AMBAC Insured, 5.00%, 2/01/36 ........................     1,215,000     1,260,769
  Polytechnic Prep Country Day School, FSA Insured, 5.375%, 5/01/29 .........................       980,000     1,033,283
New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
 6/15/26 ....................................................................................     1,000,000     1,039,770
    New York City Municipal Water Finance Authority Water and Sewer System Revenue,
  Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ........................................     5,000,000     5,196,950
  Series A, FSA Insured, Pre-Refunded, 5.375%, 6/15/26 ......................................     3,000,000     3,041,220
  Series B, MBIA Insured, 5.75%, 6/15/26 ....................................................     1,285,000     1,303,710
  Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 ......................................     5,000,000     5,160,700
  Series G, FSA Insured, 5.00%, 6/15/34 .....................................................     3,000,000     3,085,380
New York City Transitional Finance Authority Revenue, Future Tax Secured,
  Series A, FGIC Insured, 5.00%, 5/01/28 ....................................................     5,915,000     6,090,853
  Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ......................................        85,000        90,187
  Series C, 4.75%, 5/01/23 ..................................................................     1,800,000     1,829,916
  Series D, MBIA Insured, 5.00%, 2/01/22 ....................................................     2,000,000     2,084,300
New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
 AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 ................................................     3,000,000     3,247,620
  New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
 Pre-Refunded, 5.25%, 1/01/29 ...............................................................     3,500,000     3,728,235
New York City Trust Cultural Resources Revenue,
  American Museum of Natural History, Series A, MBIA Insured, 5.65%, 4/01/27 ................     2,000,000     2,058,580
  Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 .......................     7,500,000     7,847,475
  New York Botanical Garden, MBIA Insured, 5.75%, 7/01/16 ...................................     2,000,000     2,030,140
  Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ...............................     3,000,000     3,111,810
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
 AMBAC Insured, 5.00%,
a 11/15/35 ..................................................................................     5,675,000     5,889,628
  11/15/44 ..................................................................................    13,000,000    13,471,250
New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1, AMBAC Insured,
 5.25%, 6/01/21 .............................................................................     6,000,000     6,408,480
New York State Dormitory Authority Lease Revenue, Master Boces Program, Series A,
 FSA Insured, 5.25%, 8/15/21 ................................................................     1,740,000     1,836,205
New York State Dormitory Authority Revenue,
  Iona College, XLCA Insured, 5.125%, 7/01/32 ...............................................     4,000,000     4,180,880
  School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 ...............     1,750,000     1,883,245
  School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 ...............     1,750,000     1,815,713
New York State Dormitory Authority Revenues,
  853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 .....................     1,340,000     1,433,237
  City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
    5.50%, 7/01/29 ..........................................................................     1,585,000     1,690,323
  Department of Health, MBIA Insured, Pre-Refunded, 5.50%, 7/01/25 ..........................     2,000,000     2,049,640
  Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ............     2,000,000     2,114,620
  Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ...............................       400,000       424,052
  Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ...............................     1,880,000     1,995,695


                                                          Semiannual Report | 37

FRANKLIN NEW YORK TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
 Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 ....................................   $ 6,540,000   $ 6,815,203
 Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 ..........................     1,500,000     1,533,210
 Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
   2/15/30 ..................................................................................     5,000,000     5,203,000
 Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
   5.25%, 8/15/26 ...........................................................................     2,570,000     2,759,409
 Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%, 2/15/24 ..................       285,000       294,382
 Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%, 2/15/24 ...............     1,975,000     2,068,378
 Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ................     2,000,000     2,118,141
 Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 ..........................................     2,105,000     2,190,147
 Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 ..........................................    11,000,000    11,404,250
 New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 ...............................       885,000       914,984
 Non State Supported Debt, Educational Housing Services, Student, AMBAC Insured, 5.25%,
   7/01/30 ..................................................................................     5,150,000     5,806,367
 Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ...........     2,500,000     2,607,100
 Non State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
   7/01/34 ..................................................................................     5,510,000     5,720,207
 NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 .........................................     1,700,000     1,777,554
 Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ................................     6,500,000     6,795,880
 Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 ................................     3,000,000     3,298,860
 Secondarily Insured, Series F, FSA Insured, 5.00%, 3/15/35 .................................     5,000,000     5,200,950
 Series 1, MBIA Insured, 5.00%, 7/01/22 .....................................................     2,000,000     2,088,700
 Series 1, MBIA Insured, 5.00%, 7/01/24 .....................................................     2,000,000     2,081,120
 Siena College, MBIA Insured, 5.00%, 7/01/31 ................................................     3,500,000     3,620,960
 Siena College, Refunding, MBIA Insured, 5.70%, 7/01/17 .....................................     2,000,000     2,089,580
 St. John's University, Series A, MBIA Insured, 5.25%, 7/01/30 ..............................     3,500,000     3,697,435
 University of Rochester, Refunding, Series A, MBIA Insured, 5.00%, 7/01/27 .................     1,000,000     1,023,600
 Upstate Community College, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 .....................     5,945,000     6,334,754
 Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 ...........................     1,000,000     1,025,280
New York State Energy Research and Development Authority PCR, Central Hudson Gas,
 Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 .........................................     3,500,000     3,691,380
New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
 Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 ................................     3,000,000     3,027,900
New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
 AMBAC Insured, 5.25%, 5/15/31 ..............................................................     4,000,000     4,187,440
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A,
 MBIA Insured, 5.00%, 3/15/22 ...............................................................     5,500,000     5,735,620
New York State Tollway Authority Highway and Bridge Trust Fund Revenue, Series B,
 MBIA Insured, Pre-Refunded, 4.90%, 4/01/20 .................................................     2,120,000     2,243,151
New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract,
 Series C, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ......................................    11,200,000    12,002,032
Niagara Falls City School District COP, High School Facility, MBIA Insured, Pre-Refunded,
 5.375%, 6/15/28 ............................................................................     2,000,000     2,091,780
Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ...........................         5,000         5,011
North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
 4/01/15 ....................................................................................     1,065,000     1,255,518
 4/01/16 ....................................................................................     1,000,000     1,190,580


38| Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
   Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 ........................................   $    810,000   $    914,855
   Sachem Central School District Holbrook GO, MBIA Insured, 5.00%, 6/15/30 ...................      1,000,000      1,037,840
   Schenectady IDA Civic Facility Revenue,
     Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 ................................      3,000,000      3,179,460
     Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 ................................      2,375,000      2,512,631
     Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ...........................      3,845,000      3,979,191
   St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
    MBIA Insured, 5.00%, 7/01/28 ..............................................................      2,455,000      2,515,049
   Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
    FGIC Insured, 5.00%, 6/15/27 ..............................................................      1,295,000      1,348,755
   Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
    Pre-Refunded, 5.20%, 1/01/27 ..............................................................      1,000,000      1,116,700
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
     AMBAC Insured, 5.75%, 8/01/29 ............................................................        550,000        586,757
     Refunding, Series A, FSA Insured, 5.125%, 10/01/26 .......................................      2,000,000      2,058,680
   Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
    12/01/27 ..................................................................................      3,680,000      3,843,870
   Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 ...................      1,500,000      1,586,640
   Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%,
     5/01/30 ..................................................................................      1,015,000      1,060,117
     5/01/35 ..................................................................................      1,050,000      1,092,683
                                                                                                                 ------------
   TOTAL LONG TERM INVESTMENTS (COST $338,665,586) ............................................                   354,731,274
                                                                                                                 ------------
   SHORT TERM INVESTMENTS 0.7%
   BONDS 0.7%
   NEW YORK 0.7%
 b MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.09%, 11/01/26 ...........      1,100,000      1,100,000
 b New York City GO, Sub Series H-4, Daily VRDN and Put, 3.13%, 3/01/34 .......................      1,100,000      1,100,000
 b New York City Municipal Water Finance Authority Water and Sewer System Revenue,
    Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.13%, 6/15/18 ................        200,000        200,000
                                                                                                                 ------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,400,000) .............................................                     2,400,000
                                                                                                                 ------------
   TOTAL INVESTMENTS (COST $341,065,586) 99.6% ................................................                   357,131,274
   OTHER ASSETS, LESS LIABILITIES 0.4% ........................................................                     1,568,259
                                                                                                                 ------------
   NET ASSETS 100.0% ..........................................................................                  $358,699,533
                                                                                                                 ============

See Selected Portfolio Abbreviations on page 53.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                     Semiannual Report | See notes to financial statements. | 39

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                  --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   MARCH 31,             YEAR ENDED
                                                     2006               SEPTEMBER 30,               YEAR ENDED DECEMBER 31,
CLASS A                                           (UNAUDITED)        2005          2004 e        2003        2002         2001
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $  10.96       $  11.15       $  11.16     $  11.04    $  10.51      $  10.56
                                                    ------------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ......................         0.19           0.38           0.30         0.41        0.44          0.49

 Net realized and unrealized gains (losses) ...        (0.15)         (0.19)         (0.02)        0.12        0.54         (0.03)
                                                    ------------------------------------------------------------------------------
Total from investment operations ..............         0.04           0.19           0.28         0.53        0.98          0.46
                                                    ------------------------------------------------------------------------------
Less distributions from net investment income .        (0.19)         (0.38)         (0.29)       (0.41)      (0.45)        (0.51)
                                                    ------------------------------------------------------------------------------
Redemption fees ...............................           -- c           -- c           --           --          --            --
                                                    ------------------------------------------------------------------------------
Net asset value, end of period ................     $  10.81       $  10.96       $  11.15     $  11.16    $  11.04      $  10.51
                                                    ==============================================================================

Total return b ................................         0.33%          1.72%          2.57%        4.85%       9.46%         4.40%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $224,464       $233,785       $227,288     $217,829    $180,829      $113,980

Ratios to average net assets:

 Expenses before waiver and payments

  by affiliate ................................         0.75% d        0.74%          0.75% d      0.75%       0.78%         0.82%

 Expenses net of waiver and payments

  by affiliate ................................         0.75% d        0.74%          0.67% d      0.60%       0.60%         0.51%

 Net investment income ........................         3.50% d        3.40%          3.57% d      3.64%       4.05%         4.61%

Portfolio turnover rate .......................         8.80%          5.42%          4.66%        3.35%       8.92%         3.15%

a     Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c     Amount is less than $0.01 per share.

d     Annualized.

e     For the period January 1, 2004 to September 30, 2004.


40 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND (CONTINUED)

                                                    -------------------------------------------------------------
                                                    SIX MONTHS ENDED          YEAR ENDED            PERIOD ENDED
                                                     MARCH 31, 2006          SEPTEMBER 30,           DECEMBER 31,
CLASS C                                               (UNAUDITED)          2005          2004 e          2003 f
                                                    -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............      $  10.97        $  11.16        $  11.17        $  11.27
                                                       ---------------------------------------------------------
Income from investment operations:

 Net investment income a ........................          0.16            0.32            0.25            0.17

 Net realized and unrealized gains (losses) .....         (0.15)          (0.19)          (0.01)          (0.10)
                                                       ---------------------------------------------------------
Total from investment operations ................          0.01            0.13            0.24            0.07
                                                       ---------------------------------------------------------
Less distributions from net investment income ...         (0.16)          (0.32)          (0.25)          (0.17)
                                                       ---------------------------------------------------------
Redemption fees .................................            -- c            -- c            --              --
                                                       ---------------------------------------------------------
Net asset value, end of period ..................      $  10.82        $  10.97        $  11.16        $  11.17
                                                       =========================================================

Total return b ..................................          0.05%           1.16%           2.14%           0.64%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $ 12,122        $ 12,323        $  8,772        $  3,965

Ratios to average net assets:

 Expenses before waiver and payments by affiliate          1.29% d        1.29%            1.30% d         1.30% d

 Expenses net of waiver and payments by affiliate          1.29% d        1.29%            1.22% d         1.15% d

 Net investment income ..........................          2.96% d        2.85%            3.02% d         3.09% d

Portfolio turnover rate .........................          8.80%           5.42%           4.66%           3.35%

a     Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c     Amount is less than $0.01 per share.

d     Annualized.

e     For the period January 1, 2004 to September 30, 2004.

f     For the period July 1, 2003 (effective date) to December 31, 2003.


                     Semiannual Report | See notes to financial statements. | 41

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 100.3%
BONDS 100.3%
NEW YORK 95.2%
Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ..............   $1,850,000   $1,907,387
Albany IDA Civic Facility Revenue,
  Albany Medical Center Project, 5.75%, 5/01/09 ..............................................    1,010,000    1,017,626
  St. Rose Project, Series A, AMBAC Insured, 5.00%, 7/01/12 ..................................      420,000      441,067
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
 Creekside Project, Series A, AMBAC Insured, 4.625%, 8/01/16 .................................    1,030,000    1,070,458
Bath Central School District GO, Refunding,
  FGIC Insured, 4.00%, 6/15/19 ...............................................................    1,850,000    1,807,228
  FSA Insured, 5.10%, 6/15/13 ................................................................      775,000      809,743
Buffalo GO,
  Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 .........................................    1,225,000    1,307,504
  Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 .......................................      880,000      936,874
Byram Hills Central School District GO, ETM, 4.00%, 11/15/10 .................................    1,375,000    1,394,635
Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ..................    1,080,000    1,094,040
Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ..................    2,390,000    2,491,503
Cleveland Hill Union Free School District Cheektowaga GO, Refunding, Series B, FGIC
Insured,
 4.00%, 10/15/14 .............................................................................    1,000,000    1,002,270
Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 ...........    1,000,000    1,018,400
Dansville Central School District GO, Refunding, Series B, FGIC Insured,
  4.25%, 6/15/11 .............................................................................      930,000      955,705
  4.35%, 6/15/12 .............................................................................      870,000      896,152
  4.45%, 6/15/13 .............................................................................      995,000    1,025,357
Erie County GO,
  FGIC Insured, 4.70%, 11/01/12 ..............................................................      700,000      721,637
  Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 ...............................    1,000,000    1,071,260
Erie County IDA School Facility Revenue, City School District of Buffalo Project, FSA Insured,
 5.00%, 5/01/14 ..............................................................................    2,985,000    3,193,353
Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 .....    1,095,000    1,132,099
Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ................    1,000,000    1,016,090
Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ........    1,260,000    1,278,585
Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 ...............    2,105,000    2,206,082
Highland Central School District GO, Refunding, FSA Insured,
  3.75%, 6/15/12 .............................................................................    1,790,000    1,780,137
  4.125%, 6/15/16 ............................................................................    1,080,000    1,083,758
Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
  6/15/09 ....................................................................................    1,125,000    1,146,825
  6/15/10 ....................................................................................    1,125,000    1,150,538
Huntington GO, Public Improvement, 4.20%, 9/01/13 ............................................    1,230,000    1,245,264
Jordan-El Bridge Central School District GO, Refunding, FGIC Insured, 4.00%, 6/15/11 .........    1,610,000    1,635,615
Long Island Power Authority Electric System Revenue,
  General, Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 ................................    3,000,000    3,186,390
  MBIA Insured, 5.125%, 4/01/11 ..............................................................    1,410,000    1,463,213
  Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 .........................................    2,000,000    2,091,560
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
 CIFG Insured, 5.00%, 6/01/15 ................................................................    1,000,000    1,053,240
Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ............    1,650,000    1,707,007


42 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
NEW YORK (CONTINUED)
Monroe County GO,
  Public Improvement, FGIC Insured, 4.30%, 3/01/13 ...........................................   $3,015,000   $3,071,592
  Refunding, AMBAC Insured, 5.00%, 6/01/14 ...................................................    3,000,000    3,204,720
Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue, Refunding,
 MBIA Insured, 4.00%,
  1/01/12 ....................................................................................    1,845,000    1,868,524
  1/01/13 ....................................................................................    1,920,000    1,936,858
MTA Dedicated Tax Fund Revenue, Refunding, Series A, FSA Insured, 3.90%, 11/15/12 ............    4,000,000    4,023,080
MTA Revenue, Series A, MBIA Insured, 5.00%, 11/15/15 .........................................    2,000,000    2,151,600
MTA Transit Facilities Revenue,
  Series A, Pre-Refunded, 6.00%, 7/01/15 .....................................................    1,500,000    1,606,665
  Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ........................................    1,915,000    2,014,198
Nassau County GO,
  General Improvements, Series V, AMBAC Insured, 5.25%, 3/01/13 ..............................    1,000,000    1,034,360
  Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 ..........................................    1,000,000    1,103,050
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
 Pre-Refunded, 6.00%, 8/01/10 ................................................................    1,000,000    1,090,570
New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ..................................    4,000,000    4,037,480
New York City GO,
  Refunding, Series B, 6.20%, 8/15/06 ........................................................      770,000      778,170
  Refunding, Series F, 5.25%, 8/01/13 ........................................................    1,095,000    1,159,517
  Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 ..........................................    2,000,000    2,171,820
  Refunding, Series I, MBIA Insured, 5.00%, 8/01/14 ..........................................    6,000,000    6,394,620
  Series D, 4.30%, 10/15/16 ..................................................................    3,000,000    3,007,620
  Series F, Pre-Refunded, 6.00%, 8/01/12 .....................................................      700,000      716,107
  Series H, 4.125%, 8/01/11 ..................................................................    1,560,000    1,576,645
New York City Health and Hospital Corp. Revenue, Health System,
  Refunding, Series A, AMBAC Insured, 5.00%, 2/15/11 .........................................    2,000,000    2,109,160
  Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 .........................................    1,000,000    1,023,740
  Series A, FSA Insured, 4.15%, 2/15/12 ......................................................      750,000      761,678
  Series A, FSA Insured, 4.30%, 2/15/13 ......................................................    1,000,000    1,011,320
New York City IDA Civic Facility Revenue,
  Institute of International Education Inc. Project, 5.125%, 9/01/16 .........................    2,320,000    2,410,225
  United States Tennis Assn., National 1 Tennis Center Project, Refunding, FSA Insured,
    4.25%, 11/15/14 ..........................................................................    3,000,000    3,058,470
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
  Refunding, Series D, 5.00%, 6/15/12 ........................................................    2,000,000    2,125,580
  Series D, 4.50%, 6/15/11 ...................................................................    2,000,000    2,069,140
New York City Transitional Finance Authority Revenue, Future Tax Secured,
  Series A, 4.75%, 11/15/13 ..................................................................    1,000,000    1,035,290
  Series B, 4.75%, 11/01/16 ..................................................................    2,200,000    2,269,256
  Series B, Pre-Refunded, 6.00%, 11/15/13 ....................................................    1,000,000    1,098,740
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
 AMBAC Insured, 5.00%, 11/15/20 ..............................................................    5,775,000    6,122,944
New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
 AMBAC Insured, 5.25%, 6/01/21 ...............................................................    4,200,000    4,485,936


                                                          Semiannual Report | 43

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
  4.00%, 7/01/12 .............................................................................   $2,000,000   $1,996,620
  Series A, Pre-Refunded, 5.50%, 7/01/12 .....................................................    1,815,000    1,960,472
New York State Dormitory Authority Revenue,
  Iona College, XLCA Insured, 3.875%, 7/01/10 ................................................    1,000,000    1,006,370
  Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 .....................................    2,080,000    2,068,539
  School Districts Financing Program, Series C, MBIA Insured, 3.75%, 4/01/11 .................    1,050,000    1,051,890
  School Districts Financing Program, Series C, MBIA Insured, 4.00%, 4/01/12 .................    1,125,000    1,136,948
  Teachers College, MBIA Insured, 4.00%, 7/01/12 .............................................    1,000,000    1,010,970
New York State Dormitory Authority Revenues,
  City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 .........................    1,000,000    1,046,590
  FSA Insured, 5.125%, 2/15/07 ...............................................................    1,000,000    1,013,110
  Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 .........................................    1,720,000    1,819,416
  Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 .........................................    1,895,000    1,997,709
  Insured Mortgage Nursing Home, MBIA Insured, 4.60%, 2/01/11 ................................       90,000       90,460
  Kateri Residence, 4.00%, 7/01/10 ...........................................................    1,275,000    1,275,918
  Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 ................................    2,000,000    2,130,920
  Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 ..........................................    2,975,000    3,142,046
  New York State Department of Health, Refunding, 5.25%, 7/01/17 .............................    5,000,000    5,344,150
  Non State Supported Debt, New School University, MBIA Insured, 4.00%, 7/01/15 ..............    1,380,000    1,365,220
  Office of General Services, MBIA Insured, 5.00%, 4/01/18 ...................................    2,000,000    2,059,680
  St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 ..............................      750,000      790,583
  State University, Capital Appreciation Bond, Refunding, Series B, MBIA Insured,
    5/15/08 ..................................................................................    3,000,000    2,774,850
  Supported Debt, State University Dormitory Facilities, Series B, MBIA Insured, 5.00%,
    7/01/17 ..................................................................................    2,875,000    3,067,596
  University of Rochester, Series A, 5.25%, 7/01/21 ..........................................      500,000      535,135
New York State Energy Research and Development Authority PCR, New York State Electric
 and Gas,
  MBIA Insured, 4.10%, 3/15/15 ...............................................................    2,000,000    1,994,020
  Series B, MBIA Insured, 4.00%, 10/15/15 ....................................................    5,000,000    4,968,650
  Series D, MBIA Insured, 4.10%, 12/01/15 ....................................................    2,000,000    1,988,880
New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
 Revolving Funds, Series B,
  5.80%, 1/15/16 .............................................................................    1,010,000    1,086,073
  Pre-Refunded, 5.80%, 1/15/16 ...............................................................    1,490,000    1,603,657
New York State GO, Refunding, Series A, 4.50%, 3/15/07 .......................................    1,000,000    1,009,280
New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
 11/01/08 ....................................................................................    3,045,000    3,095,486
New York State Local Government Assistance Corp. Revenue, Refunding,
  Series A-1, FSA Insured, 5.00%, 4/01/13 ....................................................    2,200,000    2,348,170
  Series B, MBIA Insured, 4.875%, 4/01/20 ....................................................    3,750,000    3,860,587
New York State Municipal Bond Bank Agency Special Program Revenue, Series A, FGIC Insured,
 3.75%, 2/15/13 ..............................................................................    1,415,000    1,406,482
New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
  FSA Insured, 5.25%, 4/01/12 ................................................................    1,620,000    1,744,756
  Series C, FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 .......................................    2,000,000    2,080,640


44 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Tollway Authority Service Contract Revenue, Local Highway and Bridge,
 MBIA Insured, 3.75%, 4/01/12 ................................................................   $2,500,000   $  2,493,350
New York State Urban Development Corp. Revenue,
  Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 ...................    1,525,000      1,578,924
  Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
    1/01/15 ..................................................................................    1,000,000      1,071,610
  State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 .......................    1,490,000      1,486,737
  State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 ........................    1,955,000      1,961,276
  Youth Facilities, Pre-Refunded, 5.75%, 4/01/10 .............................................      400,000        416,004
Newark Central School District GO, Refunding, FGIC Insured, 3.75%, 6/15/10 ...................    1,630,000      1,638,737
Newfield Central School District GO, Refunding, MBIA Insured, 4.00%, 6/15/15 .................    1,185,000      1,179,537
North Hempstead GO, FGIC Insured, ETM, 6.00%, 7/15/14 ........................................    1,715,000      1,856,333
Olean City School District GO, Refunding, FGIC Insured,
  4.00%, 6/15/11 .............................................................................    1,005,000      1,020,990
  4.00%, 6/15/12 .............................................................................    1,065,000      1,076,609
  4.375%, 6/15/17 ............................................................................    1,335,000      1,357,762
Rochester GO,
  MBIA Insured, ETM, 4.125%, 2/15/10 .........................................................      520,000        529,365
  Refunding, MBIA Insured, 4.125%, 2/15/10 ...................................................      490,000        498,114
Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 ..............    1,025,000      1,056,068
Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ............    1,720,000      1,737,303
Suffolk County GO, Public Improvement, Refunding, Series A, MBIA Insured, 4.10%,
 4/01/11 .....................................................................................    1,155,000      1,175,340
Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
Complex,
 AMBAC Insured,
  5.25%, 10/15/14 ............................................................................    1,435,000      1,526,410
  5.00%, 4/15/16 .............................................................................    1,000,000      1,048,010
Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
 5.10%, 6/01/13 ..............................................................................    2,000,000      2,148,500
Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
 AMBAC Insured, 5.75%, 4/01/20 ...............................................................    1,000,000      1,079,380
Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%,
  5/01/17 ....................................................................................    1,385,000      1,471,050
  5/01/19 ....................................................................................    1,525,000      1,613,846
Yonkers GO,
  Refunding, Series B, MBIA Insured, 5.00%, 8/01/16 ..........................................    1,885,000      2,013,727
  Series A, AMBAC Insured, 5.00%, 12/15/14 ...................................................    1,795,000      1,887,640
  Series B, FSA Insured, 4.00%, 10/15/14 .....................................................    1,810,000      1,795,773
York Central School District GO, Refunding, FSA Insured, 4.00%, 6/15/10 ......................      915,000        928,734
Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 ...........................    1,890,000      1,951,179
                                                                                                              ------------
                                                                                                               225,337,458
                                                                                                              ------------
U.S. TERRITORIES 5.1%
PUERTO RICO 2.4%
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
 Financing Authority Hospital Revenue, Mennonite General Hospital Project, Series A, 6.375%,
  7/01/06 ....................................................................................      285,000        285,459

                                                          Semiannual Report | 45

FRANKLIN NEW YORK TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
a Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%,
    3/01/16 ....................................................................................   $2,605,000   $   2,703,860
    3/01/21 ....................................................................................    2,555,000       2,631,369
                                                                                                                -------------
                                                                                                                    5,620,688
                                                                                                                -------------
  VIRGIN ISLANDS 2.7%
  Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .......................    3,000,000       3,110,010
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%,
   7/01/13 .....................................................................................    1,775,000       1,777,875
  Virgin Islands Water and Power Authority Water System Revenue, Refunding,
    4.875%, 7/01/06 ............................................................................      890,000         890,730
    5.00%, 7/01/09 .............................................................................      520,000         526,469
                                                                                                                -------------
                                                                                                                    6,305,084
                                                                                                                -------------
  TOTAL U.S. TERRITORIES .......................................................................                   11,925,772
                                                                                                                -------------
  TOTAL LONG TERM INVESTMENTS (COST $233,401,037) 100.3% .......................................                  237,263,230
  OTHER ASSETS, LESS LIABILITIES (0.3)% ........................................................                     (677,119)
                                                                                                                -------------
  NET ASSETS 100.0% ............................................................................                $ 236,586,111
                                                                                                                =============

See Selected Portfolio Abbreviations on page 53.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.


46 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND

                                                     ----------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                      MARCH 31,           YEAR ENDED          PERIOD ENDED
                                                        2006             SEPTEMBER 30,        DECEMBER 31,
CLASS A                                              (UNAUDITED)       2005        2004 e        2003 f
                                                     ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............      $ 9.92        $10.02        $10.06        $10.00
                                                       -------------------------------------------------
Income from investment operations:

 Net investment income a ........................        0.11          0.18          0.10          0.04

 Net realized and unrealized gains (losses) .....       (0.06)        (0.11)        (0.03)         0.05
                                                       -------------------------------------------------
Total from investment operations ................        0.05          0.07          0.07          0.09
                                                       -------------------------------------------------
Less distributions from net investment income ...       (0.11)        (0.17)        (0.11)        (0.03)
                                                       -------------------------------------------------
Redemption fees .................................          -- c          --            --            --
                                                       -------------------------------------------------
Net asset value, end of period ..................      $ 9.86        $ 9.92        $10.02        $10.06
                                                       =================================================

Total return b ..................................        0.46%         0.70%         0.68%         0.94%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $9,270        $9,322        $9,816        $5,773

Ratios to average net assets:

 Expenses before waiver and payments by affiliate        1.23% d       1.23%         1.57% d       2.22% d

 Expenses net of waiver and payments by affiliate        0.50% d       0.50%         0.50% d       0.50% d

 Net investment income ..........................        2.24% d       1.82%         1.33% d       1.18% d

Portfolio turnover rate .........................       27.75%        14.22%         8.21%           --

a     Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c     Amount is less than $0.01 per share.

d     Annualized.

e     For the period January 1, 2004 to September 30, 2004.

f For the period September 2, 2003 (commencement of operations) to December 31, 2003.


                     Semiannual Report | See notes to financial statements. | 47

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
  FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                               AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 60.8%
  BONDS 60.8%
  NEW YORK 53.2%
  Buffalo Sewer Authority Revenue, Sewer Systems, Series I, FSA Insured, 2.00%, 7/01/06 ........   $100,000   $   99,479
  Cattaraugus County GO, Public Improvement, Refunding, MBIA Insured, 2.50%, 6/01/06 ...........    500,000      498,875
  Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 3.75%,
   10/01/09 ....................................................................................    315,000      313,368
  Moravia Central School District GO, Refunding, FSA Insured, 3.375%, 6/01/08 ..................    100,000       99,575
  Nassau County GO, TAN, Series B, 4.50%, 11/30/06 .............................................    400,000      402,528
  New York State Dormitory Authority Revenue,
    City University Systems Consolidated, 4th General, Series A, Refunding, 3.00%, 7/01/08 .....    100,000       97,693
    State Personal Income Tax Education, 3.10%, 3/15/08 ........................................    100,000       98,525
  New York State Dormitory Authority Revenues,
    Mortgage, White Plains Hospital, FHA Insured, 3.55%, 2/15/10 ...............................    200,000      199,350
    Non Supported Debt, Cerebral Palsy, Pooled, Series A, Assured Guaranty, 4.00%, 7/01/06 .....    250,000      250,208
    University of Rochester, Series A, 3.50%, 7/01/07 ..........................................    225,000      223,974
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
   Revolving Funds, Refunding, Series C, 4.10%, 6/15/09 ........................................    200,000      203,164
  New York State GO, Environmental Quality, Mandatory Put 8/03/06, Series G, 2.95%,
   11/30/18 ....................................................................................    400,000      400,000
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge, Series A,
   2.75%, 3/15/08 ..............................................................................    250,000      243,520
  New York State Urban Development Corp. Correctional and Youth Facilities Service Revenue,
   Mandatory Put 1/01/09, Series A, 4.00%, 1/01/28 .............................................    200,000      200,970
  Rockland County GO, RAN, 4.50%, 3/22/07 ......................................................    400,000      403,252
  Sweet Home Central School District GO, New York Amherst and Tonawanda, Refunding, Series B,
   3.50%, 7/15/08 ..............................................................................    100,000       99,953
  Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/07 .......................    275,000      275,699
  Warren and Washington Counties IDA Civic Facility Revenue,
    Glens Falls Hospital Project, Series B, FSA Insured, 3.00%, 12/01/08 .......................    200,000      194,998
    Series B, FSA Insured, 2.00%, 12/01/06 .....................................................    125,000      123,141
  Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
   AMBAC Insured, 3.375%, 11/01/10 .............................................................    300,000      296,424
  Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 3.00%,
   5/01/09 .....................................................................................    215,000      209,715
                                                                                                              ----------
                                                                                                               4,934,411
                                                                                                              ----------
  U.S. TERRITORIES 7.6%
  GUAM 1.3%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 ........    125,000      119,471
                                                                                                              ----------
  PUERTO RICO 6.3%
a Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/08 ........    475,000      483,617
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
   Series C, MBIA Insured, 5.00%, 7/01/28 ......................................................    100,000      102,741
                                                                                                              ----------
                                                                                                                 586,358
                                                                                                              ----------
  TOTAL U.S. TERRITORIES .......................................................................                 705,829
                                                                                                              ----------
  TOTAL LONG TERM INVESTMENTS (COST $5,704,003) ................................................               5,640,240
                                                                                                              ----------


48 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                                 AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 29.7%
   BONDS 29.7%
   NEW YORK 29.7%
 b Jay Street Development Corp. Courts Facility Lease Revenue, Jay Street Project, Series A,
    Daily VRDN and Put, 3.13%, 5/01/22 ..........................................................   $1,300,000   $1,300,000
 b Long Island Power Authority Electric System Revenue,
     Sub Series 2, Daily VRDN and Put, 3.13%, 5/01/33 ...........................................      200,000      200,000
     Sub Series 3B, Daily VRDN and Put, 3.16%, 5/01/33 ..........................................      400,000      400,000
 b New York City GO, Sub Series A-5, Daily VRDN and Put, 3.16%, 8/01/15 ........................       350,000      350,000
 b New York City Municipal Water Finance Authority Water and Sewer System Revenue, Fiscal 2003,
    Refunding, Sub Series C-3, Daily VRDN and Put, 3.13%, 6/15/18 ...............................      400,000      400,000
 b New York State Local Government Assistance Corp. Revenue, Weekly VRDN and Put, 3.09%,
    4/01/23 .....................................................................................      100,000      100,000
                                                                                                                 ----------
   TOTAL SHORT TERM INVESTMENTS (COST $2,750,000) ...............................................                 2,750,000
                                                                                                                 ----------
   TOTAL INVESTMENTS (COST $8,454,003) 90.5% ....................................................                 8,390,240
   OTHER ASSETS, LESS LIABILITIES 9.5% ..........................................................                   880,032
                                                                                                                 ----------
   NET ASSETS 100.0% ............................................................................                $9,270,272
                                                                                                                 ==========

See Selected Portfolio Abbreviations on page 53.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                     Semiannual Report | See notes to financial statements. | 49

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                   MARCH 31,              YEAR ENDED
                                                     2006                SEPTEMBER 30,               YEAR ENDED DECEMBER 31,
CLASS A                                           (UNAUDITED)          2005         2004 c         2003         2002        2001
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $   1.00       $   1.00       $   1.00     $   1.00     $   1.00    $   1.00
                                                    ----------------------------------------------------------------------------
Income from investment operations - net
 investment income ............................        0.011          0.014          0.003        0.004        0.008       0.021

Less distributions from net investment income .       (0.011)        (0.014)        (0.003)      (0.004)      (0.008)     (0.021)
                                                    ----------------------------------------------------------------------------
Net asset value, end of period ................     $   1.00       $   1.00       $   1.00     $   1.00     $   1.00    $   1.00
                                                    ============================================================================

Total return a ................................         1.14%          1.42%          0.32%        0.45%        0.83%       2.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $ 58,750       $ 59,965       $ 72,147     $ 75,278     $ 79,928    $ 70,243

Ratios to average net assets:

 Expenses before waiver and payments

  by affiliate ................................         0.80% b        0.80%          0.76% b      0.76%        0.78%       0.78%

 Expenses net of waiver and payments

  by affiliate ................................         0.64% b        0.64%          0.62% b      0.60%        0.60%       0.60%

 Net investment income ........................         2.28% b        1.39%          0.42% b      0.44%        0.83%       2.07%

a Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

b     Annualized.

c     For the period January 1, 2004 to September 30, 2004.


50 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
  FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                            AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 101.0%
  BONDS 101.0%
  NEW YORK 97.4%
  Allegany County GO, BAN, 4.00%, 4/27/06 ......................................................   $1,700,000   $1,701,473
a Jay Street Development Corp. Courts Facility Lease Revenue,
    Jay Street Project, Series A-1, Weekly VRDN and Put, 3.14%, 5/01/22 ........................      500,000      500,000
    New York City Jay Street Project, Series A-4, Daily VRDN and Put, 3.13%, 5/01/22 ...........      965,000      965,000
  Long Island Power Authority Electric System Revenue,
   a Sub Series 2, Daily VRDN and Put, 3.13%, 5/01/33 ..........................................      600,000      600,000
    TECP, 3.15%, 6/13/06 .......................................................................    1,000,000    1,000,000
a Monroe County IDA Civic Facility Revenue, Various St. John Fisher College Project,
   Radian Insured, Weekly VRDN and Put, 3.15%, 6/01/34 .........................................    1,000,000    1,000,000
  MTA Revenue,
    TECP, 3.50%, 7/10/06 .......................................................................    1,000,000    1,000,000
   a Transportation, Sub Series G-2, Daily VRDN and Put, 3.09%, 11/01/26 .......................      600,000      600,000
a Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
   FSA Insured, Weekly VRDN and Put, 3.11%, 11/15/22 ...........................................    1,700,000    1,700,000
  Nassau County Sewer and Storm Water Finance Authority System Revenue, TECP, 3.10%,
   4/05/06 .....................................................................................      935,000      935,000
  New York City GO,
   a Refunding, Sub Series C-4, Weekly VRDN and Put, 3.12%, 8/01/20 ............................    1,000,000    1,000,000
    Series F, MBIA Insured, Pre-Refunded, 5.875%, 8/01/24 ......................................      775,000      792,414
   a Sub Series E-3, Daily VRDN and Put, 3.13%, 8/01/23 ........................................    1,400,000    1,400,000
a New York City HDC,
    MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put,
      3.14%, 11/15/19 ..........................................................................    2,950,000    2,950,000
    MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
      Weekly VRDN and Put, 3.20%, 11/15/28 .....................................................    1,000,000    1,000,000
    MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly VRDN and Put, 3.13%,
      12/01/34 .................................................................................    1,575,000    1,575,000
a New York City IDA Civic Facility Revenue, National Audubon Society, Daily VRDN and Put,
   3.16%, 12/01/14 .............................................................................      500,000      500,000
a New York City IDAR, Liberty, 1 Bryant Park LLC, Series A, Weekly VRDN and Put, 3.20%,
   11/01/39 ....................................................................................    3,000,000    3,000,000
a New York City Municipal Water Finance Authority Water and Sewer System Revenue,
    Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.13%, 6/15/18 .................      500,000      500,000
    Series C, FGIC Insured, Daily VRDN and Put, 3.16%, 6/15/22 .................................    1,400,000    1,400,000
    Series C, FGIC Insured, Daily VRDN and Put, 3.16%, 6/15/23 .................................      300,000      300,000
    Series G, FGIC Insured, Daily VRDN and Put, 3.13%, 6/15/24 .................................      200,000      200,000
a New York City Transitional Finance Authority Revenue,
    Future Tax Secured, Refunding, Sub Series C5, Daily VRDN and Put, 3.11%, 8/01/31 ...........    1,600,000    1,600,000
    New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 3.18%, 11/01/22 .......      600,000      600,000
a New York City Trust Cultural Resources Revenue, Refunding, American Museum Natural History,
   Series A, MBIA Insured, Weekly VRDN and Put, 3.13%, 4/01/21 .................................      500,000      500,000
a New York State Dormitory Authority Revenues,
    Cornell University, Series A, Weekly VRDN and Put, 3.13%, 7/01/29 ..........................      900,000      900,000
    Cornell University, Series B, Weekly VRDN and Put, 3.13%, 7/01/30 ..........................      200,000      200,000
    Mental Health Facilities Improvement, Refunding, Series F-2B, FSA Insured, Weekly VRDN
      and Put, 3.12%, 2/15/21 ..................................................................    1,000,000    1,000,000
    Mental Health Services, Sub Series D-2B, FSA Insured, Weekly VRDN and Put, 3.13%,
      2/15/31 ..................................................................................      400,000      400,000


                                                          Semiannual Report | 51

FRANKLIN NEW YORK TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                             AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   NEW YORK (CONTINUED)
 a New York State Dormitory Authority Revenues, (continued)
     New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 3.14%, 7/01/28 .......   $2,200,000   $  2,200,000
     Non State Supported Debt, Court Facilities Lease, Series B, Weekly VRDN and Put, 3.13%,
       5/15/39 ..................................................................................    2,000,000      2,000,000
     Oxford University Press Inc., Weekly VRDN and Put, 3.10%, 7/01/25 ..........................      700,000        700,000
 a New York State Energy Research and Development Authority PCR, Orange and Rockland Project,
    Series A,
     AMBAC Insured, Weekly VRDN and Put, 3.13%, 8/01/15 .........................................    1,350,000      1,350,000
     FGIC Insured, Weekly VRDN and Put, 3.13%, 10/01/14 .........................................    1,100,000      1,100,000
   New York State GO,
     Environmental Quality, Mandatory Put 8/03/06, Series G, 2.95%, 11/30/18 ....................    1,800,000      1,800,000
     Refunding, Series A, Mandatory Put 8/03/06, 3.15%, 3/13/20 .................................      900,000        900,000
 a New York State HFAR,
     100 Maiden Lane Housing, Series A, Weekly VRDN and Put, 3.18%, 11/01/37 ....................    1,000,000      1,000,000
     350 West 43rd Street, Series A, Weekly VRDN and Put, 3.19%, 11/01/34 .......................    2,000,000      2,000,000
     FNMA Insured, Weekly VRDN and Put, 3.18%, 11/15/29 .........................................      500,000        500,000
 a New York State Local Government Assistance Corp. Revenue,
     Series F, Weekly VRDN and Put, 3.09%, 4/01/25 ..............................................      800,000        800,000
     Series G, Weekly VRDN and Put, 3.10%, 4/01/25 ..............................................    2,700,000      2,700,000
   New York State Power Authority Revenue and General Purpose GO, Consented,
    Optional Put 9/01/06, 3.35%, 3/01/20 ........................................................    1,000,000      1,000,000
   New York State Thruway Authority General Revenue, Series D, Pre-Refunded, 5.50%,
    1/01/16 .....................................................................................      750,000        779,799
   New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
    MBIA Insured, 5.00%, 4/01/06 ................................................................    1,000,000      1,000,000
   Syracuse GO, RAN, Series C, 4.00%, 6/30/06 ...................................................    2,000,000      2,005,319
 a Triborough Bridge and Tunnel Authority Special Obligation Revenue, Refunding, Series C,
    FSA Insured, Weekly VRDN and Put, 3.15%, 1/01/31 ............................................    2,600,000      2,600,000
 a Westchester County IDA, IDR, Levister Redevelopment Co. LLC, Series A, Weekly VRDN and Put,
    3.18%, 8/01/33 ..............................................................................    1,600,000      1,600,000
   Yonkers GO, Series E, MBIA Insured, 5.00%, 12/01/06 ..........................................    1,375,000      1,388,975
                                                                                                                 ------------
                                                                                                                   57,242,980
                                                                                                                 ------------
   U.S. TERRITORIES 3.6%
   PUERTO RICO 3.6%
 a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 3.13%, 7/01/28 ................................    1,000,000      1,000,000
   Puerto Rico Commonwealth Revenue, TRAN, Refunding, 4.50%, 7/28/06 ............................    1,100,000      1,104,376
                                                                                                                 ------------
                                                                                                                    2,104,376
                                                                                                                 ------------
   TOTAL SHORT TERM INVESTMENTS (COST $59,347,356) 101.0% .......................................                  59,347,356
                                                                                                                 ------------
   OTHER ASSETS, LESS LIABILITIES (1.0)% ........................................................                    (597,220)
                                                                                                                 ------------
   NET ASSETS 100.0% ............................................................................                $ 58,750,136
                                                                                                                 ============

See Selected Portfolio Abbreviations on page 53.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


52 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC   - American Municipal Bond Assurance Corp.
BAN     - Bond Anticipation Notes
CIFG    - CDC IXIS Financial Guaranty
COP     - Certificate of Participation
ETM     - Escrow to Maturity
FGIC    - Financial Guaranty Insurance Co.
FHA     - Federal Housing Authority/Agency
FNMA    - Federal National Mortgage Association
FSA     - Financial Security Assurance Inc.
GNMA    - Government National Mortgage Association
GO      - General Obligation
HDC     - Housing Development Corp.
HFAR    - Housing Finance Authority Revenue
IDA     - Industrial Development Authority/Agency
IDAR    - Industrial Development Authority/Agency Revenue
IDR     - Industrial Development Revenue
MBIA    - Municipal Bond Investors Assurance Corp.
MF      - Multi-Family
MTA     - Metropolitan Transit Authority
PCR     - Pollution Control Revenue
PFAR    - Public Financing Authority Revenue
RAN     - Revenue Anticipation Notes
TAN     - Tax Anticipation Notes
TECP    - Tax-Exempt Commercial Paper
TRAN    - Tax and Revenue Anticipation Notes
XLCA    - XL Capital Assurance

                     Semiannual Report | See notes to financial statements. | 53

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2006 (unaudited)

                                                         ---------------------------------------------------------------------
                                                                                                 FRANKLIN
                                                             FRANKLIN       FRANKLIN NEW YORK     NEW YORK          FRANKLIN
                                                             NEW YORK       INTERMEDIATE-TERM   LIMITED-TERM        NEW YORK
                                                         INSURED TAX-FREE       TAX-FREE          TAX-FREE         TAX-EXEMPT
                                                            INCOME FUND        INCOME FUND       INCOME FUND       MONEY FUND
                                                         ---------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ...............................................      $341,065,586       $233,401,037       $8,454,003       $59,347,356
                                                            ==================================================================
  Value ..............................................      $357,131,274       $237,263,230       $8,390,240       $59,347,356
 Cash ................................................           310,122                 --          589,101            83,701
 Receivables:
  Investment securities sold .........................         2,515,549          4,319,014          845,727                --
  Capital shares sold ................................         1,540,575            645,826               --            67,021
  Interest ...........................................         4,853,944          3,142,149           57,755           364,765
                                                            ------------------------------------------------------------------
        Total assets .................................       366,351,464        245,370,219        9,882,823        59,862,843
                                                            ------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ....................         5,999,188          5,322,988          483,536           800,256
  Capital shares redeemed ............................           942,000          2,663,225          105,661           246,959
  Affiliates .........................................           258,775            164,405            2,790            27,223
  Distributions to shareholders ......................           396,132            245,625            6,506                --
 Funds advanced by custodian .........................                --            328,465               --                --
 Accrued expenses and other liabilities ..............            55,836             59,400           14,058            38,269
                                                            ------------------------------------------------------------------
        Total liabilities ............................         7,651,931          8,784,108          612,551         1,112,707
                                                            ------------------------------------------------------------------
          Net assets, at value .......................      $358,699,533       $236,586,111       $9,270,272       $58,750,136
                                                            ==================================================================
Net assets consist of:
 Paid-in capital .....................................      $346,046,877       $233,645,968       $9,394,572       $58,750,136
 Undistributed net investment income (distributions in
  excess of net investment income) ...................           (64,219)           153,889           17,623                --
 Net unrealized appreciation (depreciation) ..........        16,065,688          3,862,193          (63,763)               --
 Accumulated net realized gain (loss) ................        (3,348,813)        (1,075,939)         (78,160)               --
                                                            ------------------------------------------------------------------
          Net assets, at value .......................      $358,699,533       $236,586,111       $9,270,272       $58,750,136
                                                            ==================================================================
CLASS A:
 Net assets, at value ................................      $316,229,380       $224,464,450       $9,270,272       $58,750,136
                                                            ==================================================================
 Shares outstanding ..................................        27,513,327         20,768,422          939,857        58,750,136
                                                            ==================================================================
 Net asset value per sharea ..........................      $      11.49       $      10.81       $     9.86       $      1.00
                                                            ==================================================================
 Maximum offering price per share (net asset value
  per share / 95.75%, 97.75%, 97.75% and 100%,
  respectively) ......................................      $      12.00       $      11.06       $    10.09       $      1.00
                                                            ==================================================================
CLASS C:
 Net assets, at value ................................      $ 42,470,153       $ 12,121,661
                                                            ===============================
 Shares outstanding ..................................         3,640,929          1,119,803
                                                            ===============================
 Net asset value and maximum offering price per sharea      $      11.66       $      10.82
                                                            ===============================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


54 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF OPERATIONS
for the six months ended March 31, 2006 (unaudited)

                                                         ---------------------------------------------------------------------
                                                                                                 FRANKLIN
                                                             FRANKLIN      FRANKLIN NEW YORK      NEW YORK          FRANKLIN
                                                             NEW YORK      INTERMEDIATE-TERM    LIMITED-TERM        NEW YORK
                                                         INSURED TAX-FREE      TAX-FREE           TAX-FREE         TAX-EXEMPT
                                                            INCOME FUND       INCOME FUND        INCOME FUND       MONEY FUND
                                                         ---------------------------------------------------------------------
Investment income:
 Interest ............................................      $  8,502,549       $  5,123,793       $  128,850       $   878,073
                                                            ------------------------------------------------------------------
Expenses:
 Management fees (Note 3a) ...........................           913,008            667,094           23,540           187,761
 Administrative fees (Note 3b) .......................                --                 --            9,416                --
 Distribution fees: (Note 3c)
  Class A ............................................           153,280            114,396            7,197                --
  Class C ............................................           134,033             39,952               --                --
 Transfer agent fees (Note 3e) .......................            66,502             57,729            1,908            27,913
 Custodian fees ......................................             2,394              1,781               76               468
 Reports to shareholders .............................            16,221             16,267              527             6,921
 Registration and filing fees ........................             4,731              7,251            3,540             5,158
 Professional fees ...................................             8,755             10,122            6,759             5,917
 Trustees' fees and expenses .........................             9,198              8,034              203             1,991
 Other ...............................................            20,279             15,515            4,809             4,846
                                                            ------------------------------------------------------------------
        Total expenses ...............................         1,328,401            938,141           57,975           240,975
        Expenses waived/paid by affiliates (Note 3f) .                --                 --          (34,436)          (48,616)
                                                            ------------------------------------------------------------------
          Net expenses ...............................         1,328,401            938,141           23,539           192,359
                                                            ------------------------------------------------------------------
           Net investment income .....................         7,174,148          4,185,652          105,311           685,714
                                                            ------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...........          (276,774)          (396,783)         (78,160)               --
 Net change in unrealized appreciation (depreciation)
  on investments .....................................        (3,507,600)        (2,981,156)          25,076                --
                                                            ------------------------------------------------------------------
Net realized and unrealized gain (loss) ..............        (3,784,374)        (3,377,939)         (53,084)               --
                                                            ------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations .....................................      $  3,389,774       $    807,713       $   52,227       $   685,714
                                                            ==================================================================


                     Semiannual Report | See notes to financial statements. | 55

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                             -----------------------------------------------------------------------------
                                                     FRANKLIN NEW YORK                      FRANKLIN NEW YORK
                                                          INSURED                           INTERMEDIATE-TERM
                                                    TAX-FREE INCOME FUND                   TAX-FREE INCOME FUND
                                             -----------------------------------------------------------------------------
                                             SIX MONTHS ENDED                       SIX MONTHS ENDED
                                               MARCH 31, 2006      YEAR ENDED        MARCH 31, 2006        YEAR ENDED
                                                (UNAUDITED)    SEPTEMBER 30, 2005      (UNAUDITED)     SEPTEMBER 30, 2005
                                             -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................      $  7,174,148        $ 14,116,417        $  4,185,652        $  8,190,599
  Net realized gain (loss) from
    investments ...........................          (276,774)            832,137            (396,783)              5,651
  Net change in unrealized appreciation
      (depreciation) on investments .......        (3,507,600)         (1,498,807)         (2,981,156)         (4,190,559)
                                                 ------------------------------------------------------------------------
        Net increase (decrease) in net
          assets resulting from
          operations ......................         3,389,774          13,449,747             807,713           4,005,691
                                                 ------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ...............................        (6,406,726)        (12,928,661)         (3,916,394)         (7,938,988)
    Class C ...............................          (735,489)         (1,412,900)           (178,524)           (305,629)
                                                 ------------------------------------------------------------------------
 Total distributions to shareholders ......        (7,142,215)        (14,341,561)         (4,094,918)         (8,244,617)
                                                 ------------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A ...............................        14,883,481          12,668,670          (6,195,244)         10,541,313
    Class C ...............................         2,785,364           2,586,411             (40,327)          3,744,675
                                                 ------------------------------------------------------------------------
 Total capital share transactions .........        17,668,845          15,255,081          (6,235,571)         14,285,988
                                                 ------------------------------------------------------------------------
 Redemption fees ..........................               200                 439                 318               1,435
                                                 ------------------------------------------------------------------------
        Net increase (decrease) in
          net assets ......................        13,916,604          14,363,706          (9,522,458)         10,048,497
Net assets:
 Beginning of period ......................       344,782,929         330,419,223         246,108,569         236,060,072
                                                 ------------------------------------------------------------------------
 End of period ............................      $358,699,533        $344,782,929        $236,586,111        $246,108,569
                                                 ========================================================================
Undistributed net investment income
 (distributions in excess of net investment
 income) included in net assets:
  End of period ...........................      $    (64,219)       $    (96,152)       $    153,889        $     63,155
                                                 ========================================================================


56 | See notes to financial statements. | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                             -----------------------------------------------------------------------------
                                                     FRANKLIN NEW YORK
                                                        LIMITED-TERM                       FRANKLIN NEW YORK
                                                    TAX-FREE INCOME FUND                 TAX-EXEMPT MONEY FUND
                                             -----------------------------------------------------------------------------
                                             SIX MONTHS ENDED                       SIX MONTHS ENDED
                                               MARCH 31, 2006      YEAR ENDED        MARCH 31, 2006        YEAR ENDED
                                                (UNAUDITED)    SEPTEMBER 30, 2005      (UNAUDITED)     SEPTEMBER 30, 2005
                                             -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................    $    105,311        $    171,642        $    685,714        $    900,759
  Net realized gain (loss) from
    investments ...........................         (78,160)                 --                  --                  --
  Net change in unrealized appreciation
      (depreciation) on investments .......          25,076            (107,921)                 --                  --
                                               ------------------------------------------------------------------------
        Net increase (decrease) in
           net assets resulting
          from operations .................          52,227              63,721             685,714             900,759
                                               ------------------------------------------------------------------------
 Distributions to shareholders from
  net investment income ...................        (101,191)           (159,747)           (685,714)           (900,759)
 Capital share transactions:
  (Note 2) ................................          (3,408)           (397,672)         (1,215,154)        (12,181,603)
 Redemption fees ..........................             563                  --                  --                  --
                                               ------------------------------------------------------------------------
        Net increase (decrease) in
          net assets ......................         (51,809)           (493,698)         (1,215,154)        (12,181,603)
Net assets:
 Beginning of period ......................       9,322,081           9,815,779          59,965,290          72,146,893
                                               ------------------------------------------------------------------------
 End of period ............................    $  9,270,272        $  9,322,081        $ 58,750,136        $ 59,965,290
                                               ------------------------------------------------------------------------
Undistributed net investment income
 included in net assets:
  End of period ...........................    $     17,623        $     13,503        $         --        $         --
                                               ========================================================================


                     Semiannual Report | See notes to financial statements. | 57

FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of four series (the Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-------------------------------------------------------------------------------------------------------------------
CLASS A                                                   CLASS A & CLASS C
-------------------------------------------------------------------------------------------------------------------
Franklin New York Limited-Term Tax-Free Income Fund       Franklin New York Insured Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund                   Franklin New York Intermediate-Term Tax-Free Income Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin New York Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and


58 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS (CONTINUED)

are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

E. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Franklin New York Insured Tax-Free Income Fund are insured by either a new issue insurance policy, or a secondary insurance policy. Some municipal securities in the funds are secured by collateral guaranteed by an agency of the U.S. government.


                                                          Semiannual Report | 59

FRANKLIN NEW YORK TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. INSURANCE (CONTINUED)

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, or paid by a third party.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2006, there were an unlimited number of shares authorized (no par value). Transactions in the Franklin New York Tax-Exempt Money Fund's shares were at $1.00 per share. Transactions in the Funds' shares were as follows:

                                    ------------------------------------------------------------------
                                        FRANKLIN NEW YORK                   FRANKLIN NEW YORK
                                             INSURED                        INTERMEDIATE-TERM
                                       TAX-FREE INCOME FUND                TAX-FREE INCOME FUND
                                    ------------------------------------------------------------------
                                     SHARES             AMOUNT           SHARES             AMOUNT
                                    ------------------------------------------------------------------
CLASS A SHARES:
Period ended March 31, 2006
 Shares sold .................       2,748,217       $ 31,785,768        1,872,024       $ 20,382,672
 Shares issued in reinvestment
  of distributions ...........         342,796          3,966,702          233,756          2,547,528
 Shares redeemed .............      (1,807,814)       (20,868,989)      (2,676,969)       (29,125,444)
                                    ------------------------------------------------------------------
 Net increase (decrease) .....       1,283,199       $ 14,883,481         (571,189)      $ (6,195,244)
                                    ==================================================================


60 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                    -----------------------------------------------------------------
                                         FRANKLIN NEW YORK                   FRANKLIN NEW YORK
                                              INSURED                        INTERMEDIATE-TERM
                                        TAX-FREE INCOME FUND                TAX-FREE INCOME FUND
                                    -----------------------------------------------------------------
                                      SHARES            AMOUNT            SHARES            AMOUNT
                                    -----------------------------------------------------------------
CLASS A SHARES: (CONTINUED)
Year ended September 30, 2005
 Shares sold .................       3,287,532       $ 38,436,704        4,252,911       $ 47,103,873
 Shares issued in reinvestment
  of distributions ...........         693,216          8,104,280          454,429          5,028,175
 Shares redeemed .............      (2,898,718)       (33,872,314)      (3,759,617)       (41,590,735)
                                    -----------------------------------------------------------------
 Net increase (decrease) .....       1,082,030       $ 12,668,670          947,723       $ 10,541,313
                                    =================================================================
CLASS C SHARES:
Period ended March 31, 2006
 Shares sold .................         600,287       $  7,038,418          148,703       $  1,619,877
 Shares issued in reinvestment
  of distributions ...........          35,591            417,957           12,143            132,557
 Shares redeemed .............        (398,570)        (4,671,011)        (164,273)        (1,792,761)
                                    -----------------------------------------------------------------
 Net increase (decrease) .....         237,308       $  2,785,364           (3,427)      $    (40,327)
                                    =================================================================
Year ended September 30, 2005
 Shares sold .................         795,614       $  9,431,727          432,618       $  4,797,366
 Shares issued in reinvestment
  of distributions ...........          67,561            801,027           20,515            227,276
 Shares redeemed .............        (645,039)        (7,646,343)        (115,879)        (1,279,967)
                                    -----------------------------------------------------------------
 Net increase (decrease) .....         218,136       $  2,586,411          337,254       $  3,744,675
                                    =================================================================

                                                    -------------------------------------------------
                                                       FRANKLIN NEW YORK           FRANKLIN NEW YORK
                                                          LIMITED-TERM                 TAX-EXEMPT
                                                      TAX-FREE INCOME FUND             MONEY FUND
                                                    -------------------------------------------------
                                                     SHARES           AMOUNT             AMOUNT
                                                    -------------------------------------------------
CLASS A SHARES:
Period ended March 31, 2006
 Shares sold ..................................       132,468       $ 1,309,620       $ 18,823,757
 Shares issued in reinvestment of distributions         6,077            60,089            685,988
 Shares redeemed ..............................      (138,827)       (1,373,117)       (20,724,899)
                                                     ---------------------------------------------
 Net increase (decrease) ......................          (282)      $    (3,408)      $ (1,215,154)
                                                     =============================================
Year ended September 30, 2005
 Shares sold ..................................       461,559       $ 4,599,278       $ 32,716,553
 Shares issued in reinvestment of distributions         9,866            98,204            901,222
 Shares redeemed ..............................      (510,787)       (5,095,154)       (45,799,378)
                                                     ---------------------------------------------
 Net increase (decrease) ......................       (39,362)      $  (397,672)      $(12,181,603)
                                                     =============================================

                                                          Semiannual Report | 61

FRANKLIN NEW YORK TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent

A. MANAGEMENT FEES

The Franklin New York Insured Tax-Free Income Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds and the Franklin New York Tax-Exempt Money Fund pays an investment management fee to Advisers based on the average daily net assets as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
       0.625%          Up to and including $100 million
       0.500%          Over $100 million, up to and including $250 million
       0.450%          Over $250 million, up to and including $10 billion
       0.440%          Over $10 billion, up to and including $12.5 billion
       0.420%          Over $12.5 billion, up to and including $15 billion
       0.400%          Over $15 billion, up to and including $17.5 billion
       0.380%          Over $17.5 billion, up to and including $20 billion
       0.360%          In excess of $20 billion

The Franklin New York Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
       0.500%          Up to and including $100 million
       0.450%          Over $100 million, up to and including $250 million
       0.425%          Over $250 million, up to and including $500 million
       0.400%          In excess of $500 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Franklin New York Insured Tax-Free Income Fund, the Franklin New York Intermediate-Term Tax-Free Income Fund, and the Franklin New York Tax-Exempt Money Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the funds.

The Franklin New York Limited-Term Tax-Free Income Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the fund.


62 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the funds' Class A reimbursement distribution plans, the Franklin New York Insured Tax-Free Income Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund reimburse Distributors for costs incurred in connection with the sale and distribution of each fund's shares up to a certain percentage per year of their average daily net assets as follows:

                        -------------------------------------------------
                         FRANKLIN NEW YORK             FRANKLIN NEW YORK
                              INSURED                  INTERMEDIATE-TERM
                        TAX-FREE INCOME FUND         TAX-FREE INCOME FUND
                        -------------------------------------------------
Class A ............            0.10%                         0.10%

Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the funds' compensation distribution plans, the funds pay Distributors for costs incurred in connection with the sale and distribution of each fund's shares up to a certain percentage per year of their average daily net assets of each class as follows:

                                        ---------------------------------------------------------------------
                                          FRANKLIN NEW YORK       FRANKLIN NEW YORK        FRANKLIN NEW YORK
                                               INSURED            INTERMEDIATE-TERM          LIMITED-TERM
                                        TAX-FREE INCOME FUND     TAX-FREE INCOME FUND    TAX-FREE INCOME FUND
                                        ---------------------------------------------------------------------
Class A .........................                --                       --                   0.15%
Class C .........................              0.65%                    0.65%                    --

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the funds of the following commission transactions related to the sales and redemptions of the funds' shares for the period:

                                                     ------------------------------------------------
                                                      FRANKLIN NEW YORK           FRANKLIN NEW YORK
                                                           INSURED                INTERMEDIATE-TERM
                                                     TAX-FREE INCOME FUND        TAX-FREE INCOME FUND
                                                     ------------------------------------------------
Net sales charges received a ...................            $71,641                     $9,992
Contingent deferred sales charges retained .....            $ 1,988                     $1,752

                                                          --------------------
                                                           FRANKLIN NEW YORK
                                                              LIMITED-TERM
                                                          TAX-FREE INCOME FUND
                                                          --------------------
Net sales charges received a ........................           $ 50
Contingent deferred sales charges retained ..........           $ --

a Net of commissions paid to unaffiliated broker/dealers


                                                          Semiannual Report | 63

FRANKLIN NEW YORK TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were retained by Investor Services:

                            --------------------------------------------------
                              FRANKLIN NEW YORK            FRANKLIN NEW YORK
                                   INSURED                 INTERMEDIATE-TERM
                            TAX-FREE INCOME FUND          TAX-FREE INCOME FUND
                            --------------------------------------------------
Transfer agent fees ......               $44,420                      $34,587

                            --------------------------------------------------
                              FRANKLIN NEW YORK            FRANKLIN NEW YORK
                                LIMITED-TERM                   TAX-EXEMPT
                            TAX-FREE INCOME FUND               MONEY FUND
                            --------------------------------------------------
Transfer agent fees ......                $1,277                      $18,928

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees for the Franklin New York Limited-Term Tax-Free Income Fund. Additionally, Advisers agreed in advance to voluntarily waive management fees and assume payment of other expenses, as noted in the Statement of Operations for the Franklin New York Limited-Term Tax-Free Income Fund and the Franklin New York Tax-Exempt Money Fund. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the fund subsequent to the fund's fiscal year end.

4. INCOME TAXES

At September 30, 2005, the funds had tax basis capital losses which may be carried over to offset future capital gains, if any. During the year ended September 30, 2005, the Franklin New York Insured Tax-Free Income Fund and the Franklin New York Intermediate-Term Tax-Free Income Fund utilized $836,129, and $18,053, respectively, of capital loss carryforwards. At September 30, 2005, the capital loss carryforwards were as follows:


                                            -------------------------------------------
                                             FRANKLIN NEW YORK      FRANKLIN NEW YORK
                                                  INSURED           INTERMEDIATE-TERM
                                            TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                                            -------------------------------------------
Capital loss carryforwards expiring in:
 2007 .................................               $  125,826               $195,827
 2008 .................................                2,471,475                283,875
 2009 .................................                       --                    251
 2010 .................................                       --                 34,731
 2011 .................................                  474,738                     --
 2012 .................................                       --                164,472
                                                      ---------------------------------
                                                      $3,072,039               $679,156
                                                      =================================


64 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                            ----------------------------------------------
                                             FRANKLIN NEW YORK         FRANKLIN NEW YORK
                                                  INSURED              INTERMEDIATE-TERM
                                            TAX-FREE INCOME FUND      TAX-FREE INCOME FUND
                                            ----------------------------------------------
Cost of investments ......................          $340,959,915             $ 233,340,665
                                                    ======================================
Unrealized appreciation ..................          $ 16,457,856             $   4,665,003
Unrealized depreciation ..................              (286,497)                 (742,438)
                                                    --------------------------------------
Net unrealized appreciation (depreciation)          $ 16,171,359             $   3,922,565
                                                    ======================================


                                            ----------------------------------------------
                                            FRANKLIN NEW YORK
                                               LIMITED-TERM           FRANKLIN NEW YORK
                                            TAX-FREE INCOME FUND    TAX-EXEMPT MONEY FUND
                                            ----------------------------------------------
Cost of investments ......................          $  8,454,003            $  59,347,356
                                                    ======================================
Unrealized appreciation ..................          $         81            $          --
Unrealized depreciation ..................               (63,844)                      --
                                                    --------------------------------------
Net unrealized appreciation (depreciation)          $    (63,763)           $          --
                                                    ======================================

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the period ended March 31, 2006, were as follows:

                          ----------------------------------------------------------------------------
                           FRANKLIN NEW YORK            FRANKLIN NEW YORK         FRANKLIN NEW YORK
                                 INSURED                INTERMEDIATE-TERM            LIMITED-TERM
                          TAX-FREE INCOME FUND         TAX-FREE INCOME FUND       TAX-FREE INCOME FUND
                          ----------------------------------------------------------------------------
Purchases ..............           $57,203,276                  $21,064,197                 $1,883,884
Sales ..................           $38,429,841                  $24,370,159                 $4,284,195

6. CONCENTRATION OF RISK

Each of the Funds invest a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York.


                                                          Semiannual Report | 65

FRANKLIN NEW YORK TAX-FREE TRUST

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds in March 2005. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC has also prepared and submitted to the SEC for its approval a plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


66 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate tax-exempt funds within the Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders


                                                          Semiannual Report | 67

FRANKLIN NEW YORK TAX-FREE TRUST

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing backup systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper report prepared for each individual Fund showed its investment performance in comparison with a performance universe selected by Lipper. The following summarizes the performance results for each of the Funds.

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND - The Lipper report for this Fund showed the investment performance of its Class A shares during 2005 and the previous ten years ended December 31, 2005, in comparison with a performance universe consisting of all retail and institutional New York insured municipal debt funds as selected by Lipper. Such comparison showed that the Fund's income return during 2005, as shown in the Lipper report, and for the previous three-, five- and ten-year periods on an annualized basis was in the first or top quintile of its performance universe. The Lipper report also showed that the Fund's total return during 2005 was in the top quintile and for the previous three-, five- and ten-year periods on an annualized basis was in the first or second quintile of its performance universe. The Board expressed its satisfaction with such performance.

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND - The Lipper report for this Fund showed the investment performance of its Class A shares during 2005 and the previous ten years ended December 31, 2005, in comparison with a performance universe consisting of all retail and institutional New York intermediate municipal debt funds as selected by Lipper. Such comparison showed that the Fund's income return in 2005, as shown in the Lipper report, was in the second-highest quintile of its performance universe, and during each of the previous 10 years was in the


68 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

first or top quintile of its performance universe. The Lipper report also showed that the Fund's total return during 2005 was above the median for its performance universe and for each of the previous three-, five- and ten-year periods on an annualized basis was in the top quintile of its performance universe. The Board expressed its satisfaction with such performance.

FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND - The Lipper report for this Fund showed its investment performance during 2005 and the prior one-year period in comparison with a performance universe consisting of all retail and institutional other states short-intermediate municipal debt funds as selected by Lipper. The Fund's income return during 2005 and the previous year, as shown in the Lipper report, placed it in the fifth or lowest quintile of such universe while its total return during 2005 and the previous year placed it in the middle quintile and fourth or second-lowest quintile, respectively. In discussing such performance, management pointed out the conservative investment objectives of the Fund, including the fact that it did not invest in lower-quality bonds or those subject to the alternative minimum tax, as well as its relatively small size. The Board was satisfied with such explanation noting also that the Fund's expenses had been partially waived or subsidized by management.

FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND - Lipper compared this Fund's performance to a performance universe consisting of all retail and institutional New York tax-exempt money market funds as selected by Lipper. This Fund's performance was in the fourth-lowest quintile of its performance universe during 2005 and in each of the previous three-, five- and ten-year periods on an annualized basis. The Board was satisfied with management's explanation for such performance, which was that this Fund was conservatively run to ensure safety and stability of assets with no holdings in non-rated or tier 2 securities and no investments in securities subject to the alternative minimum tax. The Board also noted that this Fund's expenses had been partially waived or subsidized by management.

COMPARATIVE EXPENSES. Consideration was given to the management fees and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of such group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee and total expenses for comparative consistency are shown by Lipper for fund Class A shares for funds having multiple share classes. The results of such expense comparisons showed that the effective management fee rate of Franklin New York Insured Tax-Free Income Fund was in the second-lowest quintile of its Lipper expense group and its actual total expenses were in the first or lowest quintile of such group. The effective management fee rate of Franklin


                                                          Semiannual Report | 69

FRANKLIN NEW YORK TAX-FREE TRUST

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

New York Intermediate-Term Tax-Free Income Fund was in the middle quintile, but its total expenses were in the lowest quintile of its Lipper expense group. The Board was satisfied with the management fees and total expenses of these Funds in comparison to their Lipper expense groups. The Lipper expense comparison for Franklin New York Limited-Term Tax-Free Income Fund was not considered to be particularly meaningful in view of this Fund's small size and management's partial waiver or absorption of expenses. The Lipper expense comparison for Franklin New York Tax-Exempt Money Fund showed its effective management fee rate and total expenses were in the fifth and third quintiles, respectively, of its Lipper expense group. In discussing these expense comparisons, management pointed out that this Fund is not actively marketed and largely serves as an alternative and frequently temporary investment vehicle for shareholders of other funds within the Franklin Templeton family of funds and provides a number of services to shareholders, including check writing and interfund exchange rights. The Board found such expenses to be acceptable, noting the points raised by management, as well as management's partial absorption of expenses for this Fund.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as each Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's


70 | Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appeared as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such fund. The Board also noted that any economies of scale are shared with each of these Funds and their shareholders through management fee breakpoints existing in each Fund's investment management agreement so that as a Fund grows in size, its effective management fee rate declines. The Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for each Fund provided a sharing of benefits with the Fund and its shareholders. The Board noted that the management fee expense ratios for Franklin New York Insured Tax-Free Income Fund and Franklin New York Intermediate-Term Tax-Free Income Fund had decreased in each of the past three fiscal years reflecting growth in such Funds and that the other two Funds were relatively small, with expenses partially absorbed by management.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 71

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6. Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05
                                               Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN NEW YORK
TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton .coM

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus . Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing . The prospectus contains this and other information; please read it carefully before investing .

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed . These calls can be identified by the presence of a regular beeping tone.

NYT S2006 05/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 22, 2006